RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.